Segments	12 Months Ended
Dec. 31, 2025
Segments
Segments

15. Segments

Until the acquisition of the drybulk vessels in 2023, the Company reported financial information and evaluated its operations by total charter revenues. Since 2023, for management purposes, the Company has been organized based on operating revenues generated from container and drybulk vessels and has two reporting segments: (1) the container vessels segment and (2) the drybulk vessels segment. The container vessels segment owns and operates container vessels, which are primarily chartered on multi-year, fixed-rate time charter and bareboat charter agreements. The drybulk vessels segment owns and operates drybulk vessels to provide transportation services for drybulk commodities.

The Company’s Chief Operating Decision Maker, the Chief Executive Officer, monitors and assesses the performance of the container vessels segment and the drybulk vessels segment based on net income. Items included in each segment’s net income are allocated directly to the extent they are directly or indirectly attributable to that segment. For items allocated through indirect calculations, the allocation is based on the utilization of key resources. Investments in marketable securities and investments in affiliates accounted for using the equity method are not allocated to any of the Company’s reportable segments.

15. Segments (Continued)

The following table summarizes our selected financial information for the year ended December 31, 2025, by segment (in thousands of US$):

	Container	Dry bulk
	vessels	vessels
Income Statement Metrics for the year ended December 31, 2025	segment	segment	Total

	(in ‘000s of US$)
Operating revenues	$955,433	$87,023	$1,042,456
Voyage expenses	(35,741)	(27,320)	(63,061)
Vessel operating expenses	(180,847)	(27,932)	(208,779)
Depreciation	(150,075)	(13,291)	(163,366)
Amortization of deferred drydocking and special survey costs	(35,114)	(8,960)	(44,074)
Interest income (excluding interest income from investments in affiliates)	19,413	2	19,415
Interest expense	(42,842)	—	(42,842)
Other segment items (1)	(69,281)	(6,169)	(75,450)
Net Income per segment	$460,946	$3,353	$464,299
Gain on investments, dividend income, interest income from investments in affiliates and loss on equity investments			30,315
Net Income			$494,614
(1)	Other segment items for each reportable segment include general and administrative expenses, other finance expenses, other (expenses)/income, net, and loss on derivatives.

	Container	Dry bulk
	vessels	vessels
Balance Sheet Metrics as of December 31, 2025	segment	segment	Total

	(in ‘000s of US$)
Total Assets per segment	$4,717,465	$275,965	$4,993,430
Marketable Securities (1)	—	—	120,244
Receivable from affiliates (1)	—	—	256
Total Assets	—	—	$5,113,930
(1)	Reflected under “Other current assets” in the Consolidated Balance Sheet.

15. Segments (Continued)

The following table summarizes our selected financial information for the year ended December 31, 2024, by segment (in thousands of US$):

	Container	Dry bulk
	vessels	vessels
Income Statement Metrics for the year ended December 31, 2024	segment	segment	Total

	(in ‘000s of US$)
Operating revenues	$937,077	$77,033	$1,014,110
Voyage expenses	(32,481)	(31,620)	(64,101)
Vessel operating expenses	(162,192)	(23,532)	(185,724)
Depreciation	(137,823)	(10,521)	(148,344)
Amortization of deferred drydocking and special survey costs	(27,167)	(1,994)	(29,161)
Net gain on disposal/sale of vessels	8,332	—	8,332
Interest income (excluding interest income from investments in affiliates)	12,843	—	12,843
Interest expense	(26,185)	—	(26,185)
Other segment items (1)	(54,275)	(4,937)	(59,212)
Net Income per segment	$518,129	$4,429	$522,558
Loss on investments, dividend income, interest income from investments in affiliates and loss on equity investments			(17,485)
Net Income			$505,073
(1)	Other segment items for each reportable segment include general and administrative expenses, other finance expenses, other (expenses)/income, net, and loss on derivatives.

	Container	Dry bulk
	vessels	vessels
Balance Sheet Metrics as of December 31, 2024	segment	segment	Total

	(in ‘000s of US$)
Total Assets per segment	$4,006,268	$276,207	$4,282,475
Marketable Securities (1)	—	—	60,850
Receivable from affiliates (1)	—	—	329
Total Assets	—	—	$4,343,654
(1)	Reflected under “Other current assets” in the Consolidated Balance Sheet.